Capital Stock and Long-term Retention Plan - Long-Term Retention Plan (Details) EquityInstruments in Thousands, $ in Thousands, shares in Millions		12 Months Ended
	Apr. 02, 2013	Dec. 31, 2024 MXN ($) EquityInstruments $ / shares shares	Dec. 31, 2023 MXN ($) EquityInstruments shares	Dec. 31, 2022 MXN ($) EquityInstruments	Dec. 31, 2021 EquityInstruments shares	Dec. 31, 2024 shares	Dec. 31, 2024 EquityInstruments	Sep. 30, 2024 shares	Oct. 31, 2023 shares	Jul. 31, 2022 shares	Jun. 30, 2022 shares	Feb. 28, 2022 shares	Jan. 31, 2022 shares
Share based payment arrangements
Number of shares released by trust		2,909.3	3,527.2
Share-based compensation expense | $		$ 488,832	$ 748,500	$ 1,665,909
LTRP
Share based payment arrangements
Granted annually under LTRP	1.50%
Shares sold in open market						21.0
Number of shares released by trust		2,909.3	3,353.5
Number of shares held in connection of with cancellation of shares						4,569.0
Number of shares cancelled in connection						88.1		4,284.7
Number of shares held under forfeited rights plan						2,492.2
Funding made for acquisition of shares | $		$ 132,572	$ 86,000
Retention Plan Trust
Share based payment arrangements
Percentage of CPOs or its equivalents held in the form of CPO by trust		79.30%
Percentage of CPOs or its equivalents held in the form other than CPO by trust		20.70%
Number reserved for future vesting						96.3
Series "A" Shares | LTRP
Share based payment arrangements
Number of shares released by trust			173.7
CPOs | LTRP
Share based payment arrangements
Shares outstanding | EquityInstruments			176,898	170,731			159,953
Paid by employees (in CPOs) | EquityInstruments		(3,841)	(1,795)
Sale price per CPO | $ / shares		$ 1.6
Forfeited (in CPOs) | EquityInstruments		(65,643)	(3,638)
Number of CPOs owned by trust for employees									4.5	1.7	23.9	24.7
Number of CPOs released											0.8
Number of shares released by trust		24.9	28.7
Number of shares held in connection of with cancellation of shares			12.7
Number of shares cancelled in connection						0.8		36.6
Number of shares held under forfeited rights plan						21.3
Number of other equity instruments held in connection of with cancellation of shares			1,483.0			39.0
Number of shares held in connection of with forfeited rights			652.5
Number of other equity instruments held in connection of with forfeited rights			5.6		7.5								17.2
Funding made for acquisition of shares | $			$ 172,976
CPOs | Retention Plan Trust
Share based payment arrangements
Shares outstanding		208,100					208,100
Paid by employees (in CPOs)			(20,400)	(28,600)	(38,500)
Funding made for acquisition of shares | $		$ 378,894
Certain officers and employees | Series "A" Shares | LTRP
Share based payment arrangements
Number of shares held in connection of with forfeited rights											10.8
Certain officers and employees | CPOs | LTRP
Share based payment arrangements
Number of CPOs released						8.0					7.1
Number of CPOs cancelled		10.8
Minimum | Retention Plan Trust
Share based payment arrangements
Vesting price (in pesos per CPO) | $ / shares		$ 1.6
Maximum | Retention Plan Trust
Share based payment arrangements
Vesting price (in pesos per CPO) | $ / shares		$ 38.32